Cash flow information	12 Months Ended
Jun. 30, 2018
Statement Of Cash Flows [Abstract]
Cash flow information

8. Cash flow information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2018	2017	2016
Cash at bank	37,221	7,722	21,860
Deposits at call	542	38,039	59,077
	37,763	45,761	80,937

(in U.S. dollars, in thousands)	Year Ended June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2018	2017	2016
Loss for the period	(35,290)	(76,815)	(4,127)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,650	3,057	2,192
Foreign exchange (gains)/losses	(160)	38	1,090
Finance costs	725	—	—
Remeasurement of contingent consideration	(10,541)	130	(28,112)
Payment under a license agreement paid in shares	1,000	—	—
Equity settled share-based payment	6,199	5,276	3,389
Deferred tax benefit	(30,664)	(13,400)	(86,694)
Impairment of intangible assets	—	—	61,919
Commercialization revenue	—	—	(37,509)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(6,093)	(859)	(531)
Decrease/(increase) in prepayments	1,503	(10,201)	495
(Increase)/decrease in tax assets	(1,807)	1,282	626
(Decrease)/increase in trade creditors and accruals	(4,464)	(5,740)	2,425
(Decrease)/increase in provisions	1,930	1,761	(3,159)
Net cash outflows used in operations	(75,012)	(95,471)	(87,996)